Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Company's benefit (provision) for income taxes for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current:
Federal	$(440)	$—	$(401)
State and local	(1,099)	(1,076)	(2,096)
NOL utilized	566	—	343
Deferred:
Federal	1,399	(418)	(187)
State and local	400	(53)	(26)
	$826	$(1,547)	$(2,367)

Statutory Accounting Practices Disclosure [Table Text Block]
The income tax benefit (provision) differs from the amount computed by applying the statutory federal income tax rate to pre-tax operating income as follows:

	2011	2010	2009
Federal provision at statutory tax rate (34%)	$(580)	$(388)	$(376)
State and local taxes, net of federal benefit	(100)	(31)	(33)
Other	1,506	(1,128)	(1,958)
	$826	$(1,547)	$(2,367)

Summary of Average Taxable Nature of Dividends [Table Text Block]
A summary of the average taxable nature of the Company's common dividends for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$0.46	$0.40	$0.72
Ordinary income	47.33%	99.11%	53.80%
15% rate - qualifying dividend	1.11%	0.89%	0.61%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	51.56%	—	45.59%
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series B Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$2.0125	$2.0125	$2.0125
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series C Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$3.25	$3.25	$3.25
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series D Cumulative Redeemable Preferred Stock for the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$1.76498	$2.01002(1)	$1.8875
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
_________
(1)Of the total dividend paid in January 2011, $0.12252 is allocated to 2010 and $0.349355 is allocated to 2011.